Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Trade payables	151.7	161.8
Accruals and other payables	387.5	362.8
Payroll payables	44.8	54.1
Leave pay accrual	60.7	57.4
Interest payable on loans	6.4	7.8
Trade and other payables	651.1	643.9